Note 11 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Goodwill [Table Text Block]
	FirstService	FirstService
	Residential	Brands	Consolidated

Balance, December 31, 2019	$211,726	$433,121	$644,847
Goodwill acquired during the year	15,369	41,178	56,547
Other items	200	1,096	1,296
Foreign exchange	441	607	1,048
Balance, December 31, 2020	227,736	476,002	703,738
Goodwill acquired during the year	25,471	111,123	136,594
Goodwill disposed during the year	(1,150)	-	(1,150)
Other items	4,241	(198)	4,043
Foreign exchange	137	-	137
Balance, December 31, 2021	$256,435	$586,927	$843,362